Registration No. 2-89548

811-3970

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 34	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940, as amended

Amendment No. 35  ☒

SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

(Exact name of Registrant as Specified in Charter)

125 Broad Street, New York, New York 10004

(Address of principal executive offices) (Zip Code)

(203) 890-7026

(Registrant’s telephone number, including Area Code)

Robert I. Frenkel, Esq.

300 First Stamford Place, Stamford, Connecticut 06902

(Name and address of agent for service)

Continuous

(Approximate Date of Proposed Public Offering)

It is proposed that this filing becomes effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on June 28, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on [date] pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

PART A-The Prospectus for Smith Barney California Municipals Fund Inc. (the “Fund”) is incorporated by reference to Part A of Post-Effective Amendment No. 33 to the Fund’s Registration Statement filed on April 15, 2005 (Accession No. 0001193125-05-077572).

PART B-The Statement of Additional Information is incorporated by reference to Part B of Post Effective Amendment No. 33 to the Fund’s Registration Statement filed on April 15, 2005 (Accession No. 0001193125-05-077572)

Part C-OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Registration Statement.

Item 23. Exhibits

All references are to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on February 21, 1984. File Nos. 2-89548 and 811-3970 (the “Registration Statement”).

(a)(1) Registrant’s Articles of Incorporation dated February 16, 1984 are incorporated by reference to the Registration Statement.

(a)(2) Articles of Amendment dated August 26, 1987, December 14, 1988, November 4, 1992 and July 30, 1993, respectively, to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement (“Post-Effective Amendment No. 18”).

(a)(3) Articles of Amendment dated October 14, 1994 are incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement (“Post-Effective Amendment No. 21”).

(a)(4) Form of Articles of Amendment to the Articles of Incorporation are incorporated by reference to Post-Effective No. 21.

(a)(5) Articles Supplementary dated November 2, 1992, to Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 18.

(a)(6) Form of Articles Supplementary to the Articles of Incorporation are incorporated by reference to Post-Effective Amendment No. 21.

(a)(7) Amendment to Registrant’s Articles of Incorporation dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement filed on June 26, 1998 (“Post-Effective Amendment No. 25”).

(b)(1) Registrant’s Amended and Restated By-Laws dated January 29, 2003 is incorporated by reference to Post-Effective Amendment No. 31.

(b)(2) Articles of Amendment dated April 29, 2004 are incorporated by reference to Post-effective amendment No. 32.

(c) Registrant’s form of stock certificate is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on October 23, 1992 (“Post-Effective Amendment No. 16”).

(d)(1) Investment Advisory Agreement between the Registrant and Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 18.

(d)(2) Form of Transfer and Assumption of Investment Advisory Agreement dated as of November 7, 1994 is incorporated by reference to Post-Effective Amendment No. 21.

(d)(3) Amendment to Investment Advisory Agreement dated November 17, 1995 is incorporated by reference to Post-Effective Amendment No. 23.

(e)(1) Form of Distribution Agreement with Citigroup Global Markets, Inc. (“CGM”) (formerly, Salomon Smith Barney Inc.) is incorporated by reference to Post-Effective Amendment No. 28.

(e)(2) Form of Distribution Agreement with PFS Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 28.

(e)(3) Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 26.

(f) Not Applicable.

(g) Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective No. 30.

(h)(1) Transfer Agency Agreement dated October 1, 1999 between the Registrant and Citicorp Trust Bank, fsb is incorporated by reference to Post-Effective Amendment No. 28.

(h)(2) Administration Agreement dated April 20, 1994 between the Registrant and Smith, Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 21.

(h)(3) Sub-transfer Agency Agreement with PFPC Inc. is incorporated by reference to the Post-Effective Amendment No. 29 filed on June 28, 2001.

(h)(4) Sub-transfer Agency Agreement with Primerica Shareholder Services is incorporated by reference to the Post-Effective Amendment No. 29 filed on June 28, 2001.

(i) Opinions of counsel as to the legality of securities are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed on June 28, 1989 (“Post-Effective Amendment No. 10”) and Post-Effective Amendment No. 16.

(j) (1) Consent of Independent Registered Public Accounting Firm is Not Applicable.

(j)(2) Consent of Morningstar Mutual Fund Values is incorporated by reference to Post-Effective Amendment No. 16.

(j)(3) Power of Attorney dated November 1, 2004 filed herein.

(k) Not Applicable.

(l) Not Applicable.

(m) Amended and Restated Shareholder Services and Distribution Plan dated April 29, 2004 pursuant to Rule 12b-1 between the Registrant and Citigroup Global Markets Inc. is filed incorporated by reference to past-effective amendment No. 32.

(n) Form of Registrant’s Rule 18f-3(d) Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 25.

(p)(1) Code of Ethics is incorporated by reference to Post-Effective Amendment No. 28.

(p)(2) Code of Ethics-Citigroup Global Markets Inc. (formally Salomon Smith Barney Inc.) is incorporated by reference to Post-Effective Amendment No. 31.

(p)(3) Code of Ethics-PFS Distributors Inc. is incorporated by reference to Post-Effective Amendment No. 31.

Item 24. Persons Controlled by or Under Common Control with Registrant

None.

Item 25. Indemnification

The response to this item is incorporated by reference to Post-Effective Amendment No. 16.

Item 26. Business and Other Connections of Investment Adviser

Investment Adviser—- SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware Limited Liability Company on September 21, 1999. SBFM is a wholly owned subsidiary of Citigroup Global Markets Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc.

SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

The list required by this Item 26 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8314).

Item 27. Principal Underwriters

(a) CGM, the Registrant’s distributor, is the distributor for each series of the registrants listed: Smith Barney Trust II, CitiFunds Trust I, Salomon Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Investment Series, Consulting Group Capital Markets Funds. High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust. Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CGM is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney Managed Municipals Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds, Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Funds Inc., Smith Barney Investment Trust and Smith Barney Money Funds, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28.	Location of Accountants and Records

(1)	(Investment Adviser and Administrator)
c/o Smith Barney Fund Management LLC
399 Park Avenue
New York, New York 10022

(2)	(Transfer Agent)
Citicorp Trust Bank, fsb
125 Broad Street
New York, New York 10004

(3)	(Custodian)
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

(4)	(Sub-Transfer Agent)
PFPC Inc.
P.O. Box 9699
Providence, RI 02940-9699

(5)	(Sub-Transfer Agent)
Primerica Shareholder Services
P.O. Box 9699
Providence, Rhode Island 02940

(6)	(Distributors)
Citigroup Global Markets Inc.
388 Greenwich Street
New York, New York 10013

PFS Distributors, Inc.
3120 Breckinridge Blvd.
Duluth, GA 30099-0001

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC., certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 10th day of June, 2005.

SMITH BARNEY CALIFORNIA MUNICIPALS FUND Inc.

/s/ R. JAY GERKEN
R. Jay Gerken, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ R. JAY GERKEN R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer	June 10, 2005

/s/ KAPREL OZSOLAK Kaprel Ozsolak	Treasurer (Chief Financial and Accounting Officer)	June 10, 2005

/s/ DWIGHT B. CRANE* Dwight B. Crane	Trustee	June 10, 2005

/s/ BURT N. DORSETT * Burt N. Dorsett	Trustee	June 10, 2005

/s/ ELLIOT S. JAFFE * Elliot S. Jaffe	Trustee	June 10, 2005

/s/ STEPHEN E. KAUFMAN * Stephen E. Kaufman	Trustee	June 10, 2005

/s/ CORNELIUS C. ROSE, JR. * Cornelius C. Rose, Jr.	Trustee	June 10, 2005

*	Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 1, 2004.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below, hereby makes, constitutes and appoints R. Jay Gerken, Andrew B. Shoup, James Giallanza, Robert I. Frenkel, Thomas C. Mandia and Michael Kocur, and each and any one of them, his or her true and lawful attorneys-in-fact and agents with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as a Director or Trustee of the Greenwich Street Series Fund, Smith Barney Appreciation Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Investment Trust, Smith Barney Massachusetts Municipals Fund, Smith Barney Oregon Municipals Fund and Smith Barney Sector Series Inc., all documents, certificates, instruments, statements, filings and agreements (“documents”) to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement, and any other documents relating or ancillary thereto, including but not limited to, all documents relating to filings with the United States Securities and Exchange Commission (the “SEC”) pursuant to the Securities Act of 1933, as amended, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended (collectively, the “Acts”), and the rules and regulations promulgated thereunder, including any registration statements (including pre-effective and post-effective amendments thereto) on Form N-1A, Form N-2 or N-14 required to be filed with the SEC pursuant to the Acts.

All past acts of the attorney-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

This power of attorney shall be valid for the date hereof until revoked by me.

IN WITNESS WHEREOF, I have executed this instrument as of the 1st day of November, 2004.

/s/ DWIGHT B. CRANE	/s/ BURT N. DORSETT
Dwight B. Crane	Burt N. Dorsett

/s/ ELLIOT S. JAFFE	/s/ STEPHEN E. KAUFMAN
Elliot S. Jaffe	Stephen E. Kaufman

/s/ CORNELIUS C. ROSE, JR.
Cornelius C. Rose, Jr.

EXHIBIT INDEX

Exhibit No.	Exhibit